The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed September 3, 1997
          Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap
Berger Institutional Products Trust, filed August 28, 1997
         Portfolios which include: Berger/BIAM IPT-International Fund
Canada Life of America Series Fund, Inc., filed August 27, 1997
          Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.
Dreyfus Variable Investment Fund, filed August 30, 1997
          Portfolios which include: Dreyfus Growth and Income
The Dreyfus Socially Responsible Growth Fund, Inc., filed August 30, 1997
         Portfolios which include: Dreyfus Socially Responsible
Fidelity Investments Variable Insurance Products Fund, filed August 21, 1997
          Portfolios which include: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas
Fidelity Investments Variable Insurance Products Fund II, filed August 21, 1997
          Portfolios which include: Fidelity VIP II Asset Manager; and Fidelity VIP II Index 500
Seligman Portfolios, Inc., filed August 29, 1997
          Portfolios which include: Communications and Information; and Frontier
The Montgomery Funds III, filed September 4, 1997
          Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

August 1997



Dear Varifund Policyowner:

Enclosed for your review are the Canada Life of America Series Fund Semi-Annual Report, the Semi-Annual Report for the Fidelity Investments Variable Insurance products Fund and Fidelity Investments Variable Insurance Products Fund II, the Seligman Portfolio Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III, the Berger/BIAM Fund and the Alger American Fund for the period ending June 30, 1997. We encourage you to review this information and refer to it as needed thoughout the year.

In addition, and for your convenience, the tear-off form below is provided to allow you to make an additional contribution to your VariFund contract. Policies issued before January 28, 1996, remain as flexible premium annuities and additional contributions are permitted. Policies issued after that date are single premium only. Please contact your registered Representative or Canada Life Insurance Company of New York if you have any questions.

Sincerely,





Allen Loney
President
-------------------------------------------------------------------------------
Policyowner:__________________________________Policy Number:___________________

I would like to make an additional deposit into my VariFund flexible premium variable deferred annuity. Please apply my contribution of $_____________ as follows: (Total must equal 100%)

_______This payment only
_______This payment and all future payments
_______Re-allocate all current assets

___% Money Market                                    ___% Fidelity VIP Overseas
___% Managed                                         ___% Fidelity VIP II Asset Manager
___% Bond                                            ___% Fidelity Index 500
___% Value Equity                                    ___% Dreyfus Growth & Income
___% Capital                                         ___% Dreyfus Socially Responsible
___% International                                   ___% Alger Small Cap
___% Seligman Frontier                               ___% Alger Growth
___% Seligman Communication & Information            ___% Alger MidCap
___% Fidelity VIP Growth                             ___% Alger Leveraged AllCap
___% Fidelity VIP High Income                        ___% Montgomery Emerging Markets
___% Fixed Account                                   ___% Montgomery Growth
___% Berger / BIAM IPT Internatioanl

____________                                ___________________________________
    Date                                          Contract Owner Signature



                   Canada Life Insurance Company of New York
                             500 Mamaroneck Avenue
                               Harrison, NY 10528

                                        V A R I F U N D(TM)    A N N U I T Y
                                        ===============        =============
VARIABLE SUB-ACCOUNT PERFORMANCE                                       Average Annual Total Returns For Periods Ending June 30, 1997
Single Premium Variable Annuity                                                                          Assuming Contract Continues

                                                                 One         Three     Five      Ten        Since     Inception
Portfolio Type      Portfolio                                    Year         Year     Year      Year     Inception      Date
-----------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios   Alger American Growth                        21.92%      24.38%    20.43%      N/A     17.86%      01/08/89
                    Alger American Leveraged AllCap              11.82%       N/A       N/A        N/A     36.49%      01/25/95
                    Alger American MidCap Growth                  8.84%      23.36%     N/A        N/A     21.19%      05/03/93
                    Alger American Small Capitalization          (4.17)%     17.66%    14.40%      N/A     17.35%      09/20/88
                    CLASF Capital                                10.78%      19.38%     N/A        N/A     13.45%      04/23/93
                    CLASF Value Equity                           12.54%      13.28%     9.63%      N/A      9.40%      12/04/89
                    Dreyfus Growth & Income                      10.57%       N/A       N/A        N/A     23.59%      05/02/94
                    Dreyfus Socially Responsible                 27.60%       N/A       N/A        N/A     19.74%      10/07/93
                    Fidelity Index 500                           32.08%      26.65%     N/A        N/A     17.96%      08/27/92
                    Fidelity VIP Growth                          16.18%      23.24%    18.16%     12.67%   13.81%      10/09/86
                    Montgomery Growth                             N/A         N/A       N/A        N/A     31.49%      02/09/96
                    Seligman Frontier                            10.86%       N/A       N/A        N/A     25.05%      10/11/94
                -------------------------------------------------------------------------------------------------------------------
International       Berger-IPT International                      N/A         N/A       N/A        N/A      1.56%*     05/01/97
                    CLASF International Equity                   22.88%       N/A       N/A        N/A     18.08%      04/24/95
                    Fidelity VIP Overseas                        20.88%      10.90%     9.65%      7.34%    7.49%      01/28/87
                    Montgomery Emerging Markets                  20.60%       N/A       N/A        N/A     18.26%      02/02/96
                -------------------------------------------------------------------------------------------------------------------
Specialty
Portfolio           Seligman Communications & Information        19.42%       N/A       N/A        N/A     19.48%      10/11/94
                -------------------------------------------------------------------------------------------------------------------
Balanced            CLASF Managed                                 8.10%      10.60%     8.12%      N/A      8.11%      12/04/89
                    Fidelity VIP II Asset Manager                18.68%      12.39%    10.78%      N/A     10.80%      09/06/89
                -------------------------------------------------------------------------------------------------------------------
Fixed Income
Portfolios          CLASF Bond                                    5.59%       6.46%     5.41%      N/A      6.06%      12/04/89
                    Fidelity VIP High Income                     12.78%      12.28%    11.60%      9.87%   10.56%      09/19/85
                -------------------------------------------------------------------------------------------------------------------
Money Market        CLASF Money Market                            3.18%       3.16%     2.34%      N/A      2.90%      12/04/89

CLASF MONEY MARKET PORTFOLIO current yield (annualized yield for a seven day period ended June 30, 1997) is 5.38%. VARIFUND FIXED ACCOUNT rate was 5.00% as of July 1, 1997. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of New York, Harrison, NY at (800) 462-6666 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. *Actual cumulative return since inception.

                                                                                                    VARIABLE SUB-ACCOUNT PERFORMANCE

                        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING JUNE 30, 1997-ASSUMING CONTRACT IS SURRENDERED AT END PERIOD

                                                                ONE         THREE     FIVE      TEN        SINCE     INCEPTION
PORTFOLIO TYPE            PORTFOLIO                             YEAR         YEAR     YEAR      YEAR     INCEPTION      DATE
------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS         Alger American Growth                 16.52%      23.40%    20.17%     N/A       17.86%      01/08/89
                          Alger American Leveraged AllCap        6.42%       N/A       N/A       N/A       35.29%      01/25/95
                          Alger American MidCap Growth           3.44%      22.37%     N/A       N/A       20.71%      05/03/93
                          Alger American Small Capitalization   (9.57)%     16.57%    14.08%     N/A       17.35%      09/20/88
                          CLASF Capital                          5.38%      18.32%     N/A       N/A       12.87%      04/23/93
                          CLASF Value Equity                     7.14%      12.10%     9.25%     N/A        9.40%      12/04/89
                          Dreyfus Growth & Income                5.17%       N/A       N/A       N/A       22.68%      05/02/94
                          Dreyfus Socially Responsible          22.20%       N/A       N/A       N/A       19.00%      10/07/93
                          Fidelity Index 500                    26.68%      25.71%     N/A       N/A       17.56%      08/27/92
                          Fidelity VIP Growth                   10.78%      22.24%    17.88%    12.67%     13.81%      10/09/86
                          Montgomery Growth                      N/A         N/A       N/A       N/A       27.98%      02/09/96
                          Seligman Frontier                      5.46%       N/A       N/A       N/A       23.93%      10/11/94


INTERNATIONAL             Berger-IPT International               N/A         N/A       N/A       N/A       (3.84)%*    05/01/97
                          CLASF International Equity            17.48%       N/A       N/A       N/A       16.38%      04/24/95
                          Fidelity VIP Overseas                 15.48%       9.67%     9.27%     7.34%      7.49%      01/28/87
                          Montgomery Emerging Markets           15.06%       N/A       N/A       N/A       14.56%      02/02/96


SPECIALTY PORTFOLIO       Seligman Communications & Information 14.02%       N/A       N/A       N/A       18.26%      10/11/94


BALANCED                  CLASF Managed                          2.70%       9.36%     7.72%     N/A        8.11%      12/04/89
                          Fidelity VIP II Asset Manager         13.28%      11.19%    10.42%     N/A       10.68%      09/06/89


FIXED INCOME PORTFOLIOS   CLASF Bond                             0.19%       5.12%     4.97%     N/A        6.06%      12/04/89
                          Fidelity VIP High Income               7.38%      11.08%    11.25%     9.87%     10.56%      09/19/85


MONEY MARKET              CLASF Money Market                    (2.22%)      1.73%     1.84%     N/A        2.90%      12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These firgures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. FIDELITY VIP AND Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund
II. *Actual cumulative return since inception less the maximum possible sales charge.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 500 Mamaroneck Avenue, Harrison, NY 10528
Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W., Atlanta, GA 30339

                                         July, 1997   Policy Form #30105/30106